SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

In preparing the consolidated financial statements through the December 31, 2022, the Company has evaluated subsequent events for recognition and disclosure through May 1, 2023, the date that these consolidated financial statements and accompanying notes were available for issuance.

In April 2023, the Company extended its borrowing capacity and increased the amounts available under its current financial lines of credit by $17,000.